Note 26 - Cash Flow Information - Non-cash Items and Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 23, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Profit for the year		$ 11,896	$ 11,085	$ 5,590
Tax expense		8,691	7,717	2,370
Net finance cost		31	176	535
Loss on sale of Property, plant and equipment		2	44
Impairment of Property, plant and equipment		12	20	33
Foreign exchange gains on cash held		121	(105)	(2,865)
Site restoration		36	32
Cash-settled share-based payment expense		1,208	788
Equity-settled share-based payment expense	$ 806	835	170	24
Depreciation		3,763	3,491	3,322
Allowance for obsolete stock		32	862	46
Provision for impairment - royalty rebate (note 17)		181
Cash generated by operations before working capital changes		26,808	24,110	9,055
Inventories		(1,975)	(1,990)	375
Prepayments		82	(99)	(321)
Trade and other receivables		(1,437)	555	(1,472)
Trade and other payables		5,407	3,095	1,186
Cash flows from operating activities		$ 28,885	$ 25,671	$ 8,823